Summary of Significant Accounting Principles - Additional Information (Details)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Sep. 30, 2025 USD ($) Instrument Agreement	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Instrument Segment Item Agreement	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Segment Item	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 Instrument	Dec. 31, 2024 Agreement	Jan. 31, 2024 Agreement	Dec. 31, 2023 USD ($)	Dec. 31, 2023 Instrument	Dec. 31, 2023 Agreement
Basis of Accounting and Principles of Consolidation
Assets owned		$ 15,813,433,000		$ 15,813,433,000					$ 15,162,573,000					$ 14,748,487,000
Liabilities owed		7,389,530,000		$ 7,389,530,000					6,577,804,000					6,149,289,000
Variable interest entity ownership percentage				95.00%			95.00%
Variable interest entity intercompany loan to joint venture				$ 170,800,000			$ 105,200,000
Segment Reporting
Number of reportable segments | Segment				1			1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				Chief Executive Officer [Member]			Chief Executive Officer [Member]
Interest income receivable		22,500,000		$ 22,500,000					23,700,000
Investment portfolio
Number of transaction types | Item				3			3
Revenue Recognition
Straight-line operating lease and interest income receivables		$ 87,400,000		$ 87,400,000					63,100,000					13,300,000
Leases indexed to increases in the CPI, minimum adjustment period				1 year			1 year
Leases indexed to increases in the CPI, minimum multiplier increasing rent (in multipliers)				1			1
Leases indexed to increases in the CPI, maximum multiplier increasing rent (in multipliers)				1.25			1.25
Portion of investment portfolio subject to contingent rent based upon tenant sales (as a percent)		3.40%		3.40%						2.90%
Contingent rent as a percentage of rental revenue and interest income, historical		1.00%		1.00%						2.00%
Impairments
Provisions for impairment	$ 0	$ 9,800,000	$ 8,700,000	$ 22,500,000	$ 22,800,000	$ 17,600,000	$ 23,600,000	$ 16,000,000
Estimate fair value of impaired real estate assets				56,900,000			$ 81,100,000
Write-offs charged against allowance		0	0	2,600,000	0	0		3,700,000
Reduction of provision for credit losses						$ 2,100,000
Loans Receivable
Non accrual status loan receivables		$ 26,900,000		$ 26,900,000					64,700,000					54,800,000
Number of classes in portfolio of loans and financing receivables | Item				2			2
Restricted cash
Restricted Cash and Cash Equivalent, Statement of Financial Position [Extensible Enumeration]		Other assets, net		Other assets, net		Other assets, net
Restricted cash included in other assets	5,051,000	$ 23,608,000	28,753,000	$ 23,608,000	28,753,000			4,667,000	9,935,000					10,750,000
Derivative Instruments and Hedging Activities
Carrying amount		6,822,777,000		6,822,777,000					6,121,530,000
Income Taxes
Uncertain income tax positions		0		0					0
Accrual for interest or penalties		0		0					0
Net deferrred tax liability									11,659,000					15,791,000
Income tax (benefit) expenses		300	2,700	(10,200)	1,600
Related Party Transactions
Other income	$ 850,000	1,915,000	6,377,000	8,331,000	16,831,000	$ 4,726,000	$ 21,115,000	6,976,000
PCSD Ivory Private Limited
Related Party Transactions
Other income		100,000	200,000	500,000	600,000		800,000
Related party liability equal fair value of real estate assets		27,400,000
Provision For Impairment
Loans Receivable
Provision for loan losses		2,000,000	$ 2,700,000	$ 3,800,000	$ 6,000,000	$ 7,700,000	$ 8,300,000	$ 400,000
Loans Receivable
Loans Receivable
Maximum past due period for loans payments causing nonaccrual status				60 days			60 days
Term loan was issued in February 2023
Derivative Instruments and Hedging Activities
Carrying amount									921,100,000					921,100,000
Unsecured Term Loan
Derivative Instruments and Hedging Activities
Carrying amount		1,650,000,000		$ 1,650,000,000					1,648,600,000					1,513,600,000
Term Loan Matures In September 2030 | Ten Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Carrying amount		$ 1,000,000,000		$ 1,000,000,000
Designated as Hedging Instrument | Interest Rate Swap Mature In February 2027, May 2027 and July 2028 | Six Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		6		6
Current notional amounts		$ 650,000,000		$ 650,000,000
Designated as Hedging Instrument | Term Loan Matures In September 2028 [Member] | Six Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Current notional amounts		$ 650,000,000		$ 650,000,000
Interest Rate Swaps
Derivative Instruments and Hedging Activities
Number of agreements		5		5							21	3	1		20	6
Current notional amounts		$ 373,600,000		$ 373,600,000					375,000,000
Interest Rate Swaps | Unsecured Term Loan
Derivative Instruments and Hedging Activities
Current notional amounts									921,100,000
Interest Rate Swaps Maturing in May 2027 and May 2028 | Designated as Hedging Instrument | Two Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		2		2
Interest Rate Swaps Maturing in February 2027 and July 2028 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Current notional amounts									727,500,000
Interest Rate Swap Mature in February 2027 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		3		3							2
Current notional amounts									375,000,000
Interest Rate Swap Mature in February 2027 | Designated as Hedging Instrument | Three Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument											3
Interest Rate Swap Mature in July 2028 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument											5
Interest Rate Swap Mature in July 2028 | Designated as Hedging Instrument | Two Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		2		2
Interest Rate Swap Mature in July 2028 | Designated as Hedging Instrument | Three Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		3		3
Interest Rate Swap Mature in May 2027 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument											10
Interest Rate Swap Mature in May 2027 | Designated as Hedging Instrument | Two Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		2		2
Interest Rate Swap Mature in May 2027 | Designated as Hedging Instrument | One Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		1		1
Interest Rate Swap Mature in May 2027 | Designated as Hedging Instrument | Six Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		6		6
Interest Rate Swap Mature in May 2029 | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument											1
Interest Rate Swap Mature in May 2029 | Designated as Hedging Instrument | One Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		1		1
Interest Rate Swap Mature In July 2026 | Designated as Hedging Instrument | Unsecured Term Loan
Derivative Instruments and Hedging Activities
Carrying amount									727,500,000
Interest Rate Swap Mature in February 2027, April 2027, May 2027 and May 2029 [Member] | Designated as Hedging Instrument | Ten Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		10		10
Current notional amounts		$ 1,000,000		$ 1,000,000
Interest Rate Swap Mature in April 2027 [Member] | One Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		1		1
Interest Rate Swap Mature In May 2027 And July 2028 [Member] | Five Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Number of agreements | Instrument		5		5
Interest Rate Swap Mature In May 2027 And July 2028 [Member] | Designated as Hedging Instrument | Five Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities
Current notional amounts		$ 373,600,000		$ 373,600,000
Interest Rate Swaps Maturing in May 2027 and May 2029 [Member] | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities
Number of agreements | Instrument											11
Current notional amounts									921,100,000
Buildings | Maximum [Member]
Accounting for Real Estate Investments
Estimated useful life		40 years		40 years			40 years
Buildings | Minimum [Member]
Accounting for Real Estate Investments
Estimated useful life		20 years		20 years			20 years
Land improvements | Maximum [Member]
Accounting for Real Estate Investments
Estimated useful life		15 years		15 years			15 years
Land improvements | Minimum [Member]
Accounting for Real Estate Investments
Estimated useful life		10 years		10 years			10 years
VIE
Basis of Accounting and Principles of Consolidation
Assets owned		$ 438,800,000		$ 438,800,000					275,700,000					267,900,000
Liabilities owed		1,700,000		1,700,000					1,400,000					3,100,000
Consolidated Special Purpose Entities
Basis of Accounting and Principles of Consolidation
Assets owned		13,500,000,000		13,500,000,000					13,200,000,000					12,900,000,000
Liabilities owed		$ 3,500,000,000		$ 3,500,000,000					$ 3,100,000,000					$ 2,800,000,000